Interest and Finance Costs:	12 Months Ended
Dec. 31, 2013
Interest and Finance Costs
Interest and Finance Costs:
11. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of income are analyzed as follows:
	2013	2012	2011
Interest expense (Note 6)	$ 8,248	$ 8,551	$ 3,794
Amortization and write off of financing costs (Note 5)	1,050	590	100
Commitment fees	327	372	54
Other	107	63	29
Total	$ 9,732	$ 9,576	$ 3,977

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